Note 11 - Subsequent Events	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
11.	Subsequent events
On April 17, 2018, the Company granted 420,000 performance-based stock options at an exercise price of $15.95.